Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fee and Other Income
Management, development, financing and other fee income	$ 47,539	$ 54,592	$ 58,734
Ancillary and other property income	28,704	20,343	20,015
Lease termination fees	5,897	7,482	3,983
Other miscellaneous	609	2,123	2,161
Total fee and other operating income	$ 82,749	$ 84,540	$ 84,893